Earnings (Loss) Per Share - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per-share	49,000	225,000	229,000
Options | Minimum
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive stock options excluded and their associated expercise price per share range	$ 2.90	$ 2.90	$ 2.90
Options | Maximum
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive stock options excluded and their associated expercise price per share range	$ 7.15	$ 12.35	$ 12.35
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per-share	0	0	0